OTHER OPERATING INCOME, NET - Additional Information (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER OPERATING INCOME (EXPENSES)
Recovered expenses and fines		R$ 805,776	R$ 606,088	R$ 1,097,797
Provisions for labor, tax and civil contingencies	[1],[2]	(731,863)	(321,936)	(661,743)
Other operating income expense excluding provisions recoveries and gain loss on disposals	[3]	253,677	59,634	204,266
Total		327,590	343,786	640,320
Other operating income and net		1,059,453	665,722	1,302,063
Other operating expenses		R$ (731,863)	R$ (321,936)	R$ (661,743)

[1]	In 2024, it includes the amounts of: (i) R$386,392 relating to the reversal of regulatory provisions as a result of the Commitment Agreement Linked to the Negotiations for Self-Composition for the Adaptation of STFC Concession Contracts to Authorization Instruments (Note 20.).
[2]	In 2025 and 2024, it includes the amounts of R$41,402 and R$26,546, respectively, relating to the reversal of provision expenses for legal claims as a result of participation in tax amnesty programs (Note 20.).
[3]	In 2023, includes R$244,229 related to the reversal of part of the remaining 50% resulting from the agreement regarding the Post-Closing Adjustment between the Company and Oi. S.A. – In Judicial Recovery. It also includes the amounts of net gains on the sale of assets (real estate, scrap, etc.) and expenses with taxes on other operating income. In 2025, this includes gains from the remeasurement of equity interests. R$128,750 and R$6,153, resulting from the transactions for the acquisition of control of FiBrasil (note 1.c.2) and the corporate reorganization of VivaE and Vivo Ventures (note 1.c.4).